ACQUISITIONS	12 Months Ended
Mar. 31, 2022
ACQUISITIONS

33 ACQUISITIONS

33.1 8i Enterprises Acquisition Corp and Diginex Limited

On 30 September 2020, the Company completed the Transaction with 8i Enterprises and Diginex HK where the Company issued 6,688,392 shares to 8i Enterprises shareholders and service providers to the Transaction as well as 25,000,000 shares to the Diginex HK shareholders. The 6,688,392 shares issued were valued at $8.50 based on the quoted trading price on 30 September 2020, with a total value of $56,851,332.

In addition, the Company also issued 6,212,050 warrants to the former warrant holders of 8i Enterprises on a one to one basis as part of the Transaction. The warrants were valued at $1.34 based on the quoted trading price on 30 September 2020, with a total value of $8,324,147.

As a result of the Transaction, the Diginex HK shareholders became the majority shareholders of the Company and Diginex HK is considered the accounting acquirer per note 2.5.

As at 30 September 2020, 8i Enterprises held cash of $35,263,363 in Trust due back to the redeeming former shareholders of 8i Enterprises and recorded an equivalent redemption liability. The redemption liability was settled in full on 2 October 2020.

The fair values of the identifiable assets and liabilities of 8i Enterprises acquired as at 30 September 2020, the date of Transaction were as follows:

Net assets acquired:	Notes	USD
Prepayment, other receivables and other assets		54,166
Cash held in trust		35,263,363
Cash and cash equivalents		24,149,525
Redemption liability		(35,263,363)
Accounts payable		(909,051)
Other payables and accruals		(1,725,000)
Amount due to Diginex HK		(390,030)
Total identifiable net assets at fair value		21,179,610
Transaction expense	6	45,413,018
Deemed consideration (see below)		66,592,628

Deemed consideration comprised of:
- 6,688,392 shares valued at $8.50 per share		56,851,332
- 6,212,050 warrants valued at $1.34 per warrant	23	8,324,147
- 345,000 unit purchase options valued at $ 4.11 per unit	22.6	1,417,149
		66,592,628

An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:
Cash consideration paid		-
Cash and cash equivalents acquired		24,149,525
Net cash inflow generated from acquisition		24,149,525

The fair values of the identifiable assets and liabilities of the Company acquired as at the date of Transaction were as follows:

Net assets acquired:	Note	USD
Prepayment, other receivables and other assets		2,191
Cash and cash equivalents		50
Other payables and accruals		(18,851)
Total identifiable net assets at fair value		(16,610)
Recapitalization difference taken to reverse acquisition reserve	21	16,610
Deemed consideration		-
An analysis of the cash flows in respect of the acquisition of a subsidiary is as follows:
Cash consideration paid		-
Cash and cash equivalents acquired		50
Net cash inflow generated from acquisition		50

Upon incorporation, the Company issued one founding share at $1 on 1 October 2019. On completion of the Transaction, the Company’s net liabilities of $16,610 and share capital of $1 were consolidated into the Group’s consolidated financial statements via the recapitalization of Diginex HK (note 2.5).